Financial Risk Management	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL RISK MANAGEMENT

The Group’s business activities require a comprehensive and robust risk management framework to ensure risks are identified, measured, decided upon and monitored. The Group’s risk encompasses several types of risks:

A.	CREDIT RISK:

Credit risk is defined as the risk to earnings or capital arising from an obligor’s failure to meet the terms of any contract or to otherwise fail to perform as agreed. For instance, exposure to counterparty with the potential to produce a significant amount of capital loss due to a bankruptcy or failure to pay.

The Group is exposed to the following institutional counterparties: clearing providers, liquidity providers and payment service providers, as well as banks with respect to the Group’s own assets. The Group manages the credit risk arising from institutional counterparties by setting exposure limits and monitoring exposure against such limits, reviewing periodic credit reviews, and spreading credit risk across a number of different institutions to diversify risk.

The Group sets principles in order to monitor and manage the credit risk on a real time basis. Management estimates that the credit exposure as of December 31, 2025 and 2024 is substantially equal to the carrying value of the related assets, as the credit valuation adjustment is de minimis and no impairment has been identified.

B.	MARKET RISK:

Market risk is the risk that that fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The group is exposed to market price risk and foreign currency risk as described below:

(1)	Market price risk:

The Group has market price risk as a result of its trading activities in derivatives in underlying assets in currencies, commodities, equities and cryptoassets, part of which is naturally hedged as part of the overall market risk management. The exposure is monitored on a Group-wide basis and managed using limits on future potential losses from such exposure.

Since the Company hedges its main exposures to users’ positions with third-party counterparties, the Company does not have significant exposure to the underlying assets detailed above.

(2)	Foreign currency risk:

Transactional foreign currency exposures represent risks associated with financial assets or liabilities denominated in currencies other than the functional currency of the transacting entity. Transaction exposures arise in the normal course of business.

As of December 31, 2025, the Company has excess financial liabilities over financial assets that are denominated in currencies other than the US dollar of $50,379. As of December 31, 2024, the Company has excess financial liabilities over financial assets that are denominated in currencies other than the US dollar of $39,949.

Foreign currency risk is managed on a Group-wide basis.

The Group monitors transactional foreign currency risks, including currency position and future expected exposures. The Group uses non-designated hedges to mitigate the risks.

C.	LIQUIDITY RISK:

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations arising from its financial liabilities that are settled by delivering cash or other financial assets. Liquidity risk is managed on a Group-wide and regulated entities basis. The Group’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet its financial liabilities when due, including obtaining additional capital from investors and credit lines from banks and financial institutions.

The contractual maturity of the financial liabilities is generally up to a year.